UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08560
                                                     ---------

                      GAMCO International Growth Fund, Inc.
                  --------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                  --------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                  --------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2006
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


GAMCO INTERNATIONAL GROWTH FUND, INC.
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2006 (UNAUDITED)
================================================================================

                                                     MARKET
     SHARES                                          VALUE*
     ------                                          ------

             COMMON STOCKS -- 100.0%
             BROADCASTING -- 3.4%
     85,000  Mediaset SpA....................... $   913,474
     25,000  Modern Times Group AB, Cl. B+......   1,292,960
                                                 -----------
                                                   2,206,434
                                                 -----------
             BUILDING AND CONSTRUCTION -- 6.6%
     18,000  Bouygues SA........................     962,757
     57,750  CRH plc............................   1,950,118
     24,000  Technip SA.........................   1,364,020
                                                 -----------
                                                   4,276,895
                                                 -----------
             BUSINESS SERVICES -- 3.9%
     39,000  Amano Corp.........................     499,860
     21,000  Canon Inc..........................   1,095,111
     19,000  Secom Co. Ltd......................     940,953
                                                 -----------
                                                   2,535,924
                                                 -----------
             COMPUTER SOFTWARE AND SERVICES -- 1.3%
        600  NIWS Co. HQ Ltd....................     433,270
     17,000  Square Enix Co. Ltd................     412,317
                                                 -----------
                                                     845,587
                                                 -----------
             CONSUMER PRODUCTS -- 11.7%
     22,000  Altadis SA.........................   1,044,471
     32,000  Assa Abloy AB, Cl. B...............     594,966
     17,000  Christian Dior SA..................   1,769,823
     51,000  Compagnie Financiere Richemont AG,
               Cl. A ...........................   2,455,276
     45,000  Gallaher Group plc.................     736,393
      5,000  Swatch Group AG....................     966,052
                                                 -----------
                                                   7,566,981
                                                 -----------
             ELECTRONICS -- 1.4%
      3,800  Keyence Corp.......................     875,005
                                                 -----------
             ENERGY AND UTILITIES -- 9.1%
     56,000  Eni SpA............................   1,659,527
     18,000  Imperial Oil Ltd...................     603,409
     11,500  Petroleo Brasileiro SA, ADR........     964,045
     42,000  Saipem SpA.........................     912,847
      8,000  Sasol Ltd..........................     262,943
     22,276  Total SA...........................   1,461,791
                                                 -----------
                                                   5,864,562
                                                 -----------
             ENTERTAINMENT -- 5.6%
     13,500  Oriental Land Co. Ltd..............     757,714
    146,000  Publishing & Broadcasting Ltd......   2,028,292
     24,000  Vivendi............................     865,219
                                                 -----------
                                                   3,651,225
                                                 -----------
             FINANCIAL SERVICES: BANKS -- 9.8%
     60,006  Bank of Ireland....................   1,174,082
     40,000  Barclays plc.......................     504,784
     20,000  Capitalia SpA......................     165,608
     35,000  Standard Chartered plc.............     896,478

                                                     MARKET
     SHARES                                          VALUE*
     ------                                          ------

     75,000  The Shizuoka Bank Ltd.............. $   815,238
     26,000  UBS AG.............................   1,555,280
     75,000  UniCredito Italiano SpA............     622,456
     35,000  Westpac Banking Corp...............     592,402
                                                 -----------
                                                   6,326,328
                                                 -----------
             FINANCIAL SERVICES: BROKERAGES -- 2.8%
     35,000  Mediobanca SpA.....................     763,368
     90,000  Nikko Cordial Corp.................   1,043,810
                                                 -----------
                                                   1,807,178
                                                 -----------
             FINANCIAL SERVICES: INSURANCE -- 4.0%
      4,500  Allianz AG.........................     778,788
     55,000  Aviva plc..........................     806,325
     40,000  Irish Life & Permanent plc, London    1,004,299
                                                 -----------
                                                   2,589,412
                                                 -----------
             FOOD AND BEVERAGE -- 6.8%
     50,000  Ajinomoto Co. Inc..................     538,413
     29,000  ARIAKE JAPAN Co. Ltd...............     584,296
     65,000  Cadbury Schweppes plc..............     691,878
     20,000  Coca-Cola Hellenic Bottling Co. SA.     689,314
     55,000  Diageo plc.........................     971,606
      4,500  Pernod-Ricard SA...................     936,394
                                                 -----------
                                                   4,411,901
                                                 -----------
             HEALTH CARE -- 16.3%
      1,875  AstraZeneca plc, London............     117,185
     14,126  AstraZeneca plc, Stockholm.........     879,965
     38,140  GlaxoSmithKline plc................   1,015,467
     27,000  Hisamitsu Pharmaceutical Co. Inc...     747,429
     25,000  Novartis AG........................   1,459,475
      9,000  Roche Holding AG...................   1,556,080
     11,372  Sanofi-Aventis.....................   1,012,306
     60,000  Smith & Nephew plc.................     551,873
      3,000  Straumann Holding AG...............     645,967
      5,500  Synthes Inc........................     611,380
     16,000  Takeda Pharmaceutical Co. Ltd......     998,265
     12,000  William Demant Holding A/S+........     921,452
                                                 -----------
                                                  10,516,844
                                                 -----------
             HOTELS AND GAMING -- 1.9%
     20,000  Greek Organization of Football
               Prognostics SA ..................     672,069
     77,647  Ladbrokes plc......................     565,536
                                                 -----------
                                                   1,237,605
                                                 -----------
             METALS AND MINING -- 5.9%
     29,000  Anglo American plc.................   1,212,474
     85,500  Harmony Gold Mining Co. Ltd.+......   1,104,214
     16,000  Harmony Gold Mining Co. Ltd., ADR+      206,880
     32,000  Xstrata plc........................   1,322,324
                                                 -----------
                                                   3,845,892
                                                 -----------
                                       2

GAMCO INTERNATIONAL GROWTH FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2006 (UNAUDITED)
================================================================================

                                                     MARKET
     SHARES                                          VALUE*
     ------                                          ------

             COMMON STOCKS (CONTINUED)
             PUBLISHING -- 0.1%
     17,500  Metro International SA,
               SDR, Cl. A+ ..................... $    19,940
     35,000  Metro International SA, SDR, Cl. B+      42,508
                                                 -----------
                                                      62,448
                                                 -----------
             REAL ESTATE -- 0.8%
     50,000  Cheung Kong (Holdings) Ltd.........     536,861
      1,562  Prosperity REIT+...................         395
                                                 -----------
                                                     537,256
                                                 -----------
             RETAIL -- 5.9%
     12,500  Hennes & Mauritz AB, Cl. B.........     522,813
     35,000  Matsumotokiyoshi Co. Ltd...........     841,481
     20,000  Next plc...........................     709,993
     30,400  Seven & I Holdings Co. Ltd.........     977,947
     50,000  Woolworths Ltd.....................     754,990
                                                 -----------
                                                   3,807,224
                                                 -----------
             SPECIALTY CHEMICALS -- 2.7%
        594  Arkema+............................      28,027
     18,500  Bayer AG...........................     943,052
    125,000  Tokai Carbon Co. Ltd...............     795,767
                                                 -----------
                                                   1,766,846
                                                 -----------
             TOTAL COMMON STOCKS................  64,731,547
                                                 -----------
             TOTAL INVESTMENTS -- 100.0%
               (Cost $45,629,900)                $64,731,547
                                                 ===========
-------------------------
             Aggregate book cost ............... $45,629,900
                                                 ===========
             Gross unrealized appreciation ..... $20,726,047
             Gross unrealized depreciation .....  (1,624,400)
                                                 -----------
             Net unrealized appreciation
               (depreciation) .................. $19,101,647
                                                 ===========
-------------------------
  + Non-income producing security.
ADR American Depository Receipt
SDR Special Drawing Rights
  * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

                                      % OF
                                      MARKET     MARKET
GEOGRAPHIC DIVERSIFICATION            VALUE      VALUE
--------------------------            ------     -----
Europe............................     69.1%  $44,708,860
Japan.............................     19.1    12,356,876
Asia/Pacific......................      6.0     3,912,941
South Africa......................      2.4     1,574,037
North America.....................      1.9     1,214,788
Latin America.....................      1.5       964,045
                                      ------  -----------
                                      100.0%  $64,731,547
                                      ======  ===========

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GAMCO International Growth Fund, Inc.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     11/03/06
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     11/03/06
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer & Treasurer


Date     11/03/06
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.